EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

12.EARNINGS PER SHARE

On June 11, 2019, Fang’s shareholders of record as of May 28, 2019 received one share of CIH Class A ordinary shares for every one share of Fang’s ordinary shares held as of the record date. For all the periods presented prior to June 11, 2019, basic and diluted earnings per share were computed using the number of shares of CIH ordinary shares outstanding as of June 11, 2019, the date on which the CIH ordinary shares were distributed to Fang’s shareholders, since there were no dilutive securities until after the separation.

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the Year Ended
	December 31,
	2017	2018	2019
Numerator:
Net income attributable to Class A and Class B ordinary shareholders	128,153	165,420	245,451

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,399,642	89,399,642
Weighted average number of vested restricted shares	—	—	115,511

Denominator for basic net income per Class A and Class B ordinary share	89,399,642	89,399,642	89,515,153
Dilutive effect of unvested restricted shares	—	—	30,557

Denominator for diluted net income per Class A and Class B ordinary share	89,399,642	89,399,642	89,545,710

Net income per Class A and Class B ordinary share
—Basic and Diluted	1.43	1.85	2.74

4,662,411 warrants and 7,227,971 share options outstanding as of December 31, 2019 were not included in the calculation of diluted earnings per share for the year ended December 31, 2019, because all necessary conditions have not been satisfied by the end of the year, and nil shares would be issuable if the end of the year were the end of the contingency period.